UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park New York, NY	10036
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 205-8300

Date of fiscal year end:   April 30

Date of reporting period:   October 31, 2010

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds

Global Emerging Markets Sector Leader Fund
Asia Sector Leader Fund
China Sector Leader Fund
Brazil Sector Leader Fund
Global Emerging Markets Great Consumer Fund
Asia Great Consumer Fund

Semiannual Report

October 31, 2010

i

Mirae Asset Discovery Funds

Expense Examples

(unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at September 24, 2010 and held for the entire period from September 24, 2010 through October 31, 2010 (unless otherwise noted).

The Actual Expense table below provides information about actual account values and actual expenses.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value(1)	Expenses Paid During Period(2)	Annualized Expense Ratio During Period
Actual Expense Table		9/24/10	10/31/10	9/24/10 - 10/31/10	9/24/10 - 10/31/10

GEM Sector Leader Fund	Class A	$1,000.00	$1,050.00	$1.97	1.85%
	Class C	1,000.00	1,049.00	2.77	2.60%
	Class I	1,000.00	1,051.00	1.71	1.60%

Asia Sector Leader Fund	Class A	1,000.00	1,018.00	1.89	1.80%
	Class C	1,000.00	1,017.00	2.68	2.55%
	Class I	1,000.00	1,019.00	1.63	1.55%

China Sector Leader Fund	Class A	1,000.00	1,088.00	2.12	1.95%
	Class C	1,000.00	1,088.00	2.93	2.70%
	Class I	1,000.00	1,089.00	1.85	1.70%

Brazil Sector Leader Fund	Class A	1,000.00	1,066.00	1.88	1.75%
	Class C	1,000.00	1,065.00	2.69	2.50%
	Class I	1,000.00	1,067.00	1.61	1.50%

GEM Great Consumer Fund	Class I	1,000.00	1,053.00	1.99	1.86%

Asia Great Consumer Fund	Class I	1,000.00	1,013.00	1.62	1.55%

1)

Information shown reflects values using rates of returns for the period September 24, 2010 (date of commencement of operations) to October 31, 2010.

2)

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the period divided by the number of days in the fiscal year.

Mirae Asset Discovery Funds

Expense Examples

(unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period(3)	Annualized Expense Ratio During Period
Hypothetical Expense Table		5/1/10	10/31/10	5/1/10 - 10/31/10	5/1/10 - 10/31/10

GEM Sector Leader Fund	Class A	$1,000.00	$1,015.88	$9.40	1.85%
	Class C	1,000.00	1,012.10	13.19	2.60%
	Class I	1,000.00	1,017.14	8.13	1.60%

Asia Sector Leader Fund	Class A	1,000.00	1,016.13	9.15	1.80%
	Class C	1,000.00	1,012.35	12.93	2.55%
	Class I	1,000.00	1,017.39	7.88	1.55%

China Sector Leader Fund	Class A	1,000.00	1,015.38	9.91	1.95%
	Class C	1,000.00	1,011.59	13.69	2.70%
	Class I	1,000.00	1,016.64	8.64	1.70%

Brazil Sector Leader Fund	Class A	1,000.00	1,016.38	8.89	1.75%
	Class C	1,000.00	1,012.60	12.68	2.50%
	Class I	1,000.00	1,017.64	7.63	1.50%

GEM Great Consumer Fund	Class I	1,000.00	1,015.83	9.45	1.86%

Asia Great Consumer Fund	Class I	1,000.00	1,017.39	7.88	1.55%

(3) Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	October 31, 2010
(unaudited)

	Shares	Value
Common Stocks (90.1%)
ACE Hardware Indonesia Tbk (Specialty Retail)	66,000	$19,944
Agora SA (Media)	13,000	127,777
AmorePacific Corp. (Personal Products)	89	82,268
Aveng Ltd. (Construction & Engineering)	32,600	205,061
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)	677	74,477
Bangkok Bank Public Co. Ltd. (Commercial Banks)	31,400	156,214
BR Properties SA (Real Estate Management & Development)	18,700	181,170
China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	67,000	115,830
China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	112,000	181,778
China Resources Enterprise Ltd. (Food & Staples Retailing)	114,000	481,680
China State Construction International Holdings Ltd. (Construction & Engineering)	40,000	30,448
Clicks Group Ltd. (Multiline Retail)	27,741	181,239
Companhia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)	8,600	340,646
Cosan Ltd., Class A (Food Products)	18,467	242,841
CTC Media, Inc. (Media)	5,765	136,054
Ctrip.com International Ltd. - ADR* (Hotels, Restaurants & Leisure)	4,965	258,528
Cummins India Ltd. (Machinery)	10,829	193,725
Duratex SA (Paper & Forest Products)	17,400	200,612
Empresas ICA S.A.B de C.V. - Sponsored ADR* (Construction & Engineering)	11,651	122,802
EVA Airways Corp.* (Airlines)	188,000	189,762
Evergreen International Holdings Ltd.* (Specialty Retail)	44,000	26,113
Evraz Group SA - Registered GDR* (Metals & Mining)	7,525	228,158
Genting Berhad (Hotels, Restaurants & Leisure)	54,600	183,287
Globaltrans Investment PLC - Registered Sponsored GDR (Road & Rail)	5,000	73,500
Green Cross Corp. (Pharmaceuticals)	697	87,350
Harbin Power Equipment Co. Ltd., H Shares (Electrical Equipment)	34,000	45,795
Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	29,000	109,888
Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	900	19,809
HRT Participacoes em Petroleo SA* (Oil, Gas & Consumable Fuels)	100	67,176
Hyflux Ltd. (Water Utilities)	55,000	133,887
ICICI Bank Ltd. (Commercial Banks)	7,296	191,023
Indofood Agri Resources Ltd.* (Food Products)	96,734	194,365
LG Chem Ltd. (Chemicals)	2,080	641,507
LG Household & Health Care Ltd. (Household Products)	826	275,309
LS Industrial Systems Co. Ltd. (Electrical Equipment)	4,040	324,248
LSR Group - Registered GDR* (Construction Materials)	7,600	64,600
Magnit - Registered Sponsored GDR* (Food & Staples Retailing)	8,260	220,872
Mahindra & Mahindra Ltd. (Automobiles)	9,305	153,694
Mills Estruturas e Servicos de Engenharia SA* (Trading Companies & Distributors)	17,300	209,126
OCI Co. Ltd. (Chemicals)	546	160,631
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)	32,500	349,906
Powszechny Zaklad Ubezpieczen SA (Insurance)	1,600	212,438
President Chain Store Corp. (Food & Staples Retailing)	42,000	166,694
PT Bank Mandiri Tbk (Commercial Banks)	171,000	133,967
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	3,100	160,580
Sul America SA (Insurance)	14,100	165,799
Tata Consultancy Services Ltd. (IT Services)	4,622	109,557
Tencent Holdings Ltd. (Internet Software & Services)	14,000	320,604
The Foschini Group Ltd. (Specialty Retail)	18,000	218,805
Tingyi Holding Corp. (Food Products)	48,000	130,667
Turk Hava Yollari Anonim Ortakligi* (Airlines)	50,900	211,196
Vale Fertilizantes SA* (Chemicals)	19,300	217,522
Vale SA Preferred Shares - Sponsored ADR (Metals & Mining)	8,931	257,611
Wintek Corp.* (Electronic Equipment, Instruments & Components)	114,000	192,154
TOTAL COMMON STOCKS (Cost $9,461,604)		9,780,694

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	October 31, 2010
(unaudited)

		Shares or PrincipalAmount	Value
Rights (NM)
Green Cross Corp. (Pharmaceuticals)		34	$1,194

TOTAL RIGHTS (Cost $0)			1,194

Cash Equivalent (16.0%)
Citibank Money Market Deposit Account, 0.05%		$1,731,889	1,731,889

TOTAL CASH EQUIVALENT (Cost $1,731,889)			1,731,889

TOTAL INVESTMENTS (Cost $11,193,493) — 106.1%			11,513,777

Net other assets (liabilities) — (6.1)%			(661,600)

NET ASSETS — 100.0%			$10,852,177

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.
PLC	Public Liability Company

GEM Sector Leader Fund invested in the following industries as of October 31, 2010:
		Value	% of Net Assets
Airlines		$400,958	3.6%
Automobiles		153,694	1.4%
Chemicals		1,180,240	10.9%
Commercial Banks		481,204	4.4%
Construction & Engineering		358,311	3.3%
Construction Materials		64,600	0.6%
Diversified Financial Services		19,809	0.2%
Electrical Equipment		370,043	3.4%
Electronic Equipment, Instruments & Components		302,042	2.8%
Energy Equipment & Services		181,778	1.7%
Food & Staples Retailing		1,209,892	11.0%
Food Products		567,873	5.2%
Hotels, Restaurants & Leisure		441,815	4.1%
Household Products		275,309	2.5%
IT Services		109,557	1.0%
Insurance		728,143	6.7%
Internet Software & Services		395,081	3.7%
Machinery		193,725	1.8%
Media		263,831	2.5%
Metals & Mining		485,769	4.5%
Multiline Retail		181,239	1.7%
Oil, Gas & Consumable Fuels		183,006	1.7%
Paper & Forest Products		200,612	1.9%
Personal Products		82,268	0.8%
Pharmaceuticals		88,544	0.8%
Real Estate Management & Development		181,170	1.7%
Road & Rail		73,500	0.7%
Specialty Retail		264,862	2.4%
Trading Companies & Distributors		209,126	1.9%
Water Utilities		133,887	1.2%
Other**		1,070,289	9.9%

Total		$10,852,177	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	October 31, 2010
(unaudited)

GEM Sector Leader Fund invested in securities with exposure to the following countries as of October 31, 2010:
	Value	% of Net Assets
Brazil	$1,882,503	17.3%
Chile	160,580	1.5%
China	1,503,698	13.9%
Hong Kong	531,937	4.9%
India	647,999	6.0%
Indonesia	153,911	1.4%
Malaysia	183,287	1.7%
Mexico	122,802	1.1%
Poland	340,215	3.2%
Russia	723,184	6.7%
Singapore	328,252	3.0%
South Africa	605,105	5.6%
South Korea	1,572,507	14.5%
Taiwan	658,498	6.0%
Thailand	156,214	1.4%
Turkey	211,196	1.9%
Other**	1,070,289	9.9%

Total	$10,852,177	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	October 31, 2010
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (97.3%)
AmorePacific Corp. (Personal Products)		320	$295,796
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		1,114	122,551
Bangkok Bank Public Co. Ltd. (Commercial Banks)		47,100	234,320
BYD Co. Ltd., H Shares (Automobiles)		17,000	103,632
Cheil Industries, Inc. (Chemicals)		1,464	122,835
China Agri-Industries Holdings Ltd. (Food Products)		66,000	96,049
China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)		101,000	174,610
China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)		34,000	119,094
China Oilfield Services Ltd., H Shares (Energy Equipment & Services)		178,000	288,897
China Resources Enterprise Ltd. (Food & Staples Retailing)		124,000	523,932
China State Construction International Holdings Ltd. (Construction & Engineering)		66,000	50,239
China Yurun Food Group Ltd. (Food Products)		50,000	194,491
City Developments Ltd. (Real Estate Management & Development)		19,000	186,770
Ctrip.com International Ltd. - ADR* (Hotels, Restaurants & Leisure)		7,909	411,822
Cummins India Ltd. (Machinery)		16,964	303,477
EVA Airways Corp.* (Airlines)		301,000	303,822
Evergreen International Holdings Ltd.* (Specialty Retail)		67,000	39,763
Fubon Financial Holding Co. Ltd. (Diversified Financial Services)		114,000	139,647
Genting Berhad (Hotels, Restaurants & Leisure)		75,100	252,104
Green Cross Corp. (Pharmaceuticals)		1,099	137,729
Harbin Power Equipment Co. Ltd., H Shares (Electrical Equipment)		54,000	72,734
Hengan International Group Co. Ltd. (Personal Products)		21,500	202,490
Hindalco Industries Ltd. (Metals & Mining)		39,689	188,080
Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)		46,000	174,305
Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)		1,500	33,015
Hyflux Ltd. (Water Utilities)		87,000	211,785
ICICI Bank Ltd. (Commercial Banks)		14,713	385,214
Indofood Agri Resources Ltd.* (Food Products)		114,932	230,930
LG Chem Ltd. (Chemicals)		1,781	549,291
LG Household & Health Care Ltd. (Household Products)		940	313,305
LS Industrial Systems Co. Ltd. (Electrical Equipment)		4,708	377,862
Mahindra & Mahindra Ltd. (Automobiles)		14,977	247,380
OCI Co. Ltd. (Chemicals)		871	256,245
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)		41,500	446,804
President Chain Store Corp. (Food & Staples Retailing)		72,000	285,761
PT Bank Mandiri Tbk (Commercial Banks)		266,500	208,786
PT Summarecon Agung Tbk (Real Estate Management & Development)		1,462,000	184,898
Tata Consultancy Services Ltd. (IT Services)		6,486	153,739
Tencent Holdings Ltd. (Internet Software & Services)		19,500	446,555
Tingyi Holding Corp. (Food Products)		74,000	201,445
Wintek Corp.* (Electronic Equipment, Instruments & Components)		161,000	271,375
TOTAL COMMON STOCKS (Cost $9,426,842)			9,543,579
Rights (NM)
Green Cross Corp. (Pharmaceuticals)		55	1,931
TOTAL RIGHTS (Cost $0)			1,931
Cash Equivalent (6.7%)
Citibank Money Market Deposit Account, 0.05%		$661,123	661,123
TOTAL CASH EQUIVALENT (Cost $661,123)			661,123
TOTAL INVESTMENTS (Cost $10,087,965) — 104.0%			10,206,633

Net other assets (liabilities) — (4.0)%			(393,011)

NET ASSETS — 100.0%			$9,813,622
*	Non-income producing security
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	October 31, 2010
(unaudited)

Asia Sector Leader Fund invested in the following industries as of October 31, 2010:
	Value	% of Net Assets
Airlines	$303,822	3.1%
Automobiles	351,012	3.6%
Chemicals	928,371	9.5%
Commercial Banks	828,320	8.4%
Construction & Engineering	50,239	0.5%
Diversified Financial Services	172,662	1.7%
Electrical Equipment	450,596	4.5%
Electronic Equipment, Instruments & Components	445,680	4.6%
Energy Equipment & Services	288,897	2.9%
Food & Staples Retailing	809,693	8.2%
Food Products	722,915	7.5%
Hotels, Restaurants & Leisure	663,926	6.8%
Household Products	313,305	3.2%
IT Services	153,739	1.6%
Insurance	446,804	4.6%
Internet Software & Services	569,106	5.7%
Machinery	303,477	3.1%
Metals & Mining	188,080	1.9%
Oil, Gas & Consumable Fuels	174,610	1.8%
Personal Products	498,286	5.1%
Pharmaceuticals	139,660	1.4%
Real Estate Management & Development	371,668	3.8%
Specialty Retail	39,763	0.4%
Transportation Infrastructure	119,094	1.2%
Water Utilities	211,785	2.2%
Other**	268,112	2.7%

Total	$9,813,622	100.0%

Asia Sector Leader Fund invested in securities with exposure to the following countries as of October 31, 2010:
	Value	% of Net Assets
China	$2,705,794	27.6%
Hong Kong	822,329	8.3%
India	1,277,890	13.0%
Indonesia	393,684	4.0%
Malaysia	252,104	2.6%
Singapore	629,485	6.5%
South Korea	2,054,994	20.9%
Taiwan	1,174,910	12.0%
Thailand	234,320	2.4%
Other**	268,112	2.7%

Total	$9,813,622	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	October 31, 2010
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (97.8%)
Ajisen China Holdings Ltd. (Hotels, Restaurants & Leisure)		90,000	$161,863
Belle International Holdings Ltd. (Specialty Retail)		205,000	370,275
Chiho-Tiande Group Ltd.* (Metals & Mining)		332,000	178,614
China Agri-Industries Holdings Ltd. (Food Products)		301,000	438,044
China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)		130,000	224,745
China Corn Oil Co. Ltd.* (Food Products)		360,000	261,953
China Everbright International Ltd. (Commercial Services & Supplies)		586,000	310,729
China Foods Ltd. (Food Products)		230,000	191,098
China Oilfield Services Ltd., H Shares (Energy Equipment & Services)		94,000	152,564
China Pharmaceutical Group Ltd. (Pharmaceuticals)		620,000	346,355
China Southern Airlines Co. Ltd., H Shares* (Airlines)		264,000	179,497
China Taiping Insurance Holdings Co. Ltd.* (Insurance)		91,000	334,602
CPMC Holdings Ltd. (Containers & Packaging)		100,000	86,053
CSR Corp. Ltd., H Shares (Machinery)		191,000	194,425
Ctrip.com International Ltd. - ADR* (Hotels, Restaurants & Leisure)		6,000	312,420
Dongfang Electric Corp. Ltd., H Shares (Electrical Equipment)		45,000	218,875
Evergrande Real Estate Group Ltd. (Real Estate Management & Development)		587,000	249,159
Evergreen International Holdings Ltd.* (Specialty Retail)		709,000	420,772
Geely Automobile Holdings Ltd. (Automobiles)		530,000	298,813
Glorious Property Holdings Ltd. (Real Estate Management & Development)		1,001,000	335,776
Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)		47,100	332,149
Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)		59,000	164,418
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)		156,000	198,447
Perfect World Co. Ltd. - Sponsored ADR* (Software)		7,135	231,174
PICC Property & Casualty Co. Ltd., H Shares* (Insurance)		106,000	156,450
Sihuan Pharmaceutical Holdings Group Ltd.* (Pharmaceuticals)		36,000	26,149
SINA Corp.* (Internet Software & Services)		4,000	225,200
Sinotruk Hong Kong Ltd. (Machinery)		188,000	216,597
Sun King Power Electronics Group Ltd.* (Electrical Equipment)		526,000	170,334
TAL Education Group - ADR* (Diversified Consumer Services)		20,906	372,127
Tencent Holdings Ltd. (Internet Software & Services)		16,500	377,854
Xiwang Sugar Holdings Co. Ltd. (Food Products)		446,000	150,757
Zhuzhou CSR Times Electric Co. Ltd., H Shares (Electrical Equipment)		56,000	170,868

TOTAL COMMON STOCKS (Cost $7,444,875)			8,059,156

Cash Equivalent (6.8%)
Citibank Money Market Deposit Account, 0.05%		$563,438	563,438

TOTAL CASH EQUIVALENT (Cost $563,438)			563,438

TOTAL INVESTMENTS (Cost $8,008,313) — 104.6%			8,622,594

Net other assets (liabilities) — (4.6)%			(378,616)

NET ASSETS — 100.0%			$8,243,978

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	October 31, 2010
(unaudited)

China Sector Leader Fund invested in the following industries as of October 31, 2010:
	Value	% of Net Assets
Airlines	$179,497	2.2%
Automobiles	298,813	3.6%
Commercial Services & Supplies	310,729	3.8%
Containers & Packaging	86,053	1.0%
Diversified Consumer Services	372,127	4.5%
Electrical Equipment	560,077	6.9%
Energy Equipment & Services	152,564	1.8%
Food Products	1,041,852	12.6%
Hotels, Restaurants & Leisure	474,283	5.8%
Insurance	491,052	6.0%
Internet Software & Services	603,054	7.3%
Machinery	411,022	5.0%
Metals & Mining	343,032	4.2%
Oil, Gas & Consumable Fuels	755,341	9.1%
Pharmaceuticals	372,504	4.5%
Real Estate Management & Development	584,935	7.1%
Software	231,174	2.8%
Specialty Retail	791,047	9.6%
Other**	184,822	2.2%

Total	$8,243,978	100.0%

China Sector Leader Fund invested in securities with exposure to the following countries as of October 31, 2010:
	Value	% of Net Assets
China	$5,235,017	63.5%
Hong Kong	2,824,139	34.3%
Other**	184,822	2.2%

Total	$8,243,978	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	October 31, 2010
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (94.0%)
Banco ABC Brasil SA (Diversified Financial Services)		14,500	$133,485
Banco do Brasil SA - Sponsored ADR (Commercial Banks)		15,400	300,300
BR Properties SA (Real Estate Management & Development)		31,300	303,242
Companhia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)		16,800	665,448
Companhia Energetica de Sao Paulo, B Shares (Independent Power Producers & Energy Traders)		7,000	109,529
Companhia Siderurgica Nacional SA - Sponsored ADR (Metals & Mining)		13,000	219,440
Contax Participacoes SA (Commercial Services & Supplies)		8,900	152,923
Cosan Ltd., Class A (Food Products)		23,369	307,302
Cremer SA (Health Care Equipment & Supplies)		13,000	137,953
Diagnosticos da America SA (Health Care Providers & Services)		12,300	149,409
Duratex SA (Paper & Forest Products)		25,800	297,459
Fertilizantes Heringer SA* (Chemicals)		32,000	180,706
Gafisa SA - ADR (Household Durables)		4,296	72,130
Gol Linhas Aereas Inteligentes SA - ADR (Airlines)		10,000	176,400
HRT Participacoes em Petroleo SA* (Oil, Gas & Consumable Fuels)		500	335,882
Hypermarcas SA* (Personal Products)		8,900	147,112
Iguatemi Empresa de Shopping Centers SA (Real Estate Management & Development)		9,500	222,244
Itau Unibanco Holding SA (Commercial Banks)		5,900	142,641
Itau Unibanco Holding SA - ADR (Commercial Banks)		3,200	78,592
Lojas Americanas SA (Multiline Retail)		7,600	81,320
Lupatech SA* (Machinery)		10,000	123,530
Magnesita Refratarios SA* (Construction Materials)		31,500	207,900
Mills Estruturas e Servicos de Engenharia SA* (Trading Companies & Distributors)		14,000	169,235
OGX Petroleo e Gas Participacoes SA - Sponsored ADR* (Oil, Gas & Consumable Fuels)		10,600	138,860
PDG Realty SA Empreendimentos e Participacoes - Sponsored ADR (Household Durables)		12,000	297,763
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)		9,000	307,080
Porto Seguro SA (Insurance)		10,000	145,941
Profarma Distribuidora de Produtos Farmaceuticos SA (Health Care Providers & Services)		8,000	78,118
Randon SA Implementos e Participacoes (Machinery)		8,300	69,476
Sul America SA (Insurance)		26,000	305,730
Vale Fertilizantes SA* (Chemicals)		43,000	484,635
Vale SA Preferred Shares - Sponsored ADR (Metals & Mining)		32,000	919,360
Vivo Participacoes SA - ADR (Wireless Telecommunication Services)		5,000	143,200

TOTAL COMMON STOCKS (Cost $7,164,756)			7,604,345

Cash Equivalent (5.5%)
Citibank Money Market Deposit Account, 0.05%		$445,877	445,877

TOTAL CASH EQUIVALENT (Cost $445,877)			445,877

TOTAL INVESTMENTS (Cost $7,610,633) — 99.5%			8,050,222

Net other assets (liabilities) — 0.5%			42,413

NET ASSETS — 100.0%			$8,092,635

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	October 31, 2010
(unaudited)

Brazil Sector Leader Fund invested in the following industries as of October 31, 2010:
	Value	% of Net Assets
Airlines	$176,400	2.2%
Chemicals	665,341	8.2%
Commercial Banks	521,533	6.5%
Commercial Services & Supplies	152,923	1.9%
Construction Materials	207,900	2.6%
Diversified Financial Services	133,485	1.6%
Food & Staples Retailing	665,448	8.2%
Food Products	307,302	3.8%
Health Care Equipment & Supplies	137,953	1.7%
Health Care Providers & Services	227,527	2.8%
Household Durables	369,893	4.6%
Independent Power Producers & Energy Traders	109,529	1.4%
Insurance	451,671	5.6%
Machinery	193,006	2.4%
Metals & Mining	1,138,800	14.1%
Multiline Retail	81,320	1.0%
Oil, Gas & Consumable Fuels	781,822	9.6%
Paper & Forest Products	297,459	3.7%
Personal Products	147,112	1.8%
Real Estate Management & Development	525,486	6.4%
Trading Companies & Distributors	169,235	2.1%
Wireless Telecommunication Services	143,200	1.8%
Other**	488,290	6.0%

Total	$8,092,635	100.0%

Brazil Sector Leader Fund invested in securities with exposure to the following countries as of October 31, 2010:
	Value	% of Net Assets
Brazil	$7,604,345	94.0%
Other**	488,290	6.0%

Total	$8,092,635	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	October 31, 2010
(unaudited)

	Shares	Value
Common Stocks (85.0%)
Adcock Ingram Holdings Ltd. (Pharmaceuticals)	13,110	$122,610
Aeroflot - Russian Airlines (Airlines)	71,300	169,694
Agora SA (Media)	21,850	214,763
AmorePacific Corp. (Personal Products)	136	125,713
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)	2,200	242,022
Belle International Holdings Ltd. (Specialty Retail)	75,000	135,466
Bidvest Group Ltd. (Industrial Conglomerates)	6,120	130,738
BR Properties SA (Real Estate Management & Development)	14,500	140,479
BYD Co. Ltd., H Shares (Automobiles)	9,000	54,864
China Agri-Industries Holdings Ltd. (Food Products)	67,000	97,505
China Resources Enterprise Ltd. (Food & Staples Retailing)	18,000	76,055
China Yurun Food Group Ltd. (Food Products)	30,000	116,695
Clicks Group Ltd. (Multiline Retail)	22,759	148,690
Companhia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)	6,340	251,127
Cosan Ltd., Class A (Food Products)	14,700	193,305
CP All Public Co. Ltd. (Food & Staples Retailing)	43,900	65,227
CTC Media, Inc. (Media)	6,525	153,990
Ctrip.com International Ltd. - ADR* (Hotels, Restaurants & Leisure)	4,464	232,441
Dr. Reddy's Laboratories Ltd. (Pharmaceuticals)	4,443	165,997
EVA Airways Corp.* (Airlines)	65,000	65,609
Evergreen International Holdings Ltd.* (Specialty Retail)	568,000	337,092
Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)	4,000	64,940
Gafisa SA - ADR (Household Durables)	11,450	192,246
Genting Berhad (Hotels, Restaurants & Leisure)	26,700	89,630
Godrej Consumer Products Ltd. (Personal Products)	17,251	163,092
Gol Linhas Aereas Inteligentes SA (Airlines)	7,520	130,096
Golden Eagle Retail Group Ltd. (Multiline Retail)	50,000	132,886
Hengan International Group Co. Ltd. (Personal Products)	8,500	80,054
Hypermarcas SA* (Personal Products)	12,800	211,576
Iguatemi Empresa de Shopping Centers SA (Real Estate Management & Development)	5,570	130,305
Imperial Holdings Ltd. (Distributors)	11,296	184,499
Info Edge (India) Ltd. (Internet Software & Services)	4,369	66,917
IRSA Inversiones y Representaciones SA - Sponsored ADR (Real Estate Management & Development)	7,565	115,896
JA Solar Holdings Co. Ltd. - ADR* (Semiconductors & Semiconductor Equipment)	9,735	81,287
L'Occitane International SA* (Specialty Retail)	21,000	61,773
LG Chem Ltd. (Chemicals)	1,446	445,971
LG Household & Health Care Ltd. (Household Products)	367	122,322
LSR Group - Registered GDR* (Construction Materials)	20,425	173,613
Lupin Ltd. (Pharmaceuticals)	20,785	205,089
M Video (Specialty Retail)	19,800	148,500
Magnit - Registered Sponsored GDR* (Food & Staples Retailing)	6,850	183,169
Mahindra & Mahindra Financial Services Ltd. (Consumer Finance)	3,524	58,600
Mahindra & Mahindra Ltd. (Automobiles)	11,730	193,748
Minor International PCL (Hotels, Restaurants & Leisure)	141,000	57,436
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)	1,720	184,676
OCI Co. Ltd. (Chemicals)	295	86,788
PT Astra International Tbk (Automobiles)	8,000	51,035
PT Indofood CBP Sukses Makmur Tbk* (Food Products)	78,500	50,078
PT Kalbe Farma Tbk (Pharmaceuticals)	486,500	145,651
PT Mayora Indah Tbk (Food Products)	149,000	200,946
PT Mitra Adiperkasa Tbk (Multiline Retail)	897,000	255,999
PT Summarecon Agung Tbk (Real Estate Management & Development)	1,680,500	212,531
Randon SA Implementos e Participacoes (Machinery)	18,000	150,671
Robinson Department Store Public Co. Ltd. (Multiline Retail)	120,000	91,753

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	October 31, 2010
(unaudited)

		Shares or Principal Amount	Value
Common Stocks, continued
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)		66,000	$148,502
Sparkle Roll Group Ltd. (Distributors)		696,000	132,896
Sul America SA (Insurance)		12,800	150,513
TAL Education Group - ADR* (Diversified Consumer Services)		7,735	137,683
Tata Motors Ltd. (Machinery)		5,311	138,574
Tencent Holdings Ltd. (Internet Software & Services)		5,900	135,112
The Foschini Group Ltd. (Specialty Retail)		17,900	217,589
TIM Participacoes SA - ADR (Wireless Telecommunication Services)		2,690	86,779
Tofas Turk Otomobil Fabrikasi AS (Automobiles)		25,600	141,925
Turk Hava Yollari Anonim Ortakligi* (Airlines)		33,100	137,340
TVN SA (Media)		20,500	129,218
YGM Trading Ltd. (Textiles, Apparel & Luxury Goods)		40,000	92,272
TOTAL COMMON STOCKS (Cost $9,132,882)			9,612,258
Cash Equivalent (12.4%)
Citibank Money Market Deposit Account, 0.05%		$1,399,292	1,399,292

TOTAL CASH EQUIVALENT (Cost $1,399,292)			1,399,292

TOTAL INVESTMENTS (Cost $10,532,174) — 97.4%			11,011,550

Net other assets (liabilities) — 2.6%			297,873

NET ASSETS — 100.0%			$11,309,423
*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

GEM Great Consumer Fund invested in the following industries as of October 31, 2010:
		Value	% of Net Assets
Airlines		$502,739	4.4%
Automobiles		441,572	3.9%
Chemicals		532,759	4.7%
Construction Materials		173,613	1.5%
Consumer Finance		58,600	0.5%
Distributors		317,395	2.8%
Diversified Consumer Services		322,359	2.9%
Food & Staples Retailing		575,578	5.1%
Food Products		658,529	5.8%
Hotels, Restaurants & Leisure		592,949	5.2%
Household Durables		192,246	1.7%
Household Products		122,322	1.1%
Industrial Conglomerates		130,738	1.2%
Insurance		150,513	1.3%
Internet Software & Services		444,051	3.9%
Machinery		289,245	2.6%
Media		497,971	4.4%
Multiline Retail		629,328	5.6%
Personal Products		580,435	5.1%
Pharmaceuticals		639,347	5.7%
Real Estate Management & Development		599,211	5.3%
Semiconductors & Semiconductor Equipment		81,287	0.7%
Specialty Retail		900,420	8.0%
Textiles, Apparel & Luxury Goods		92,272	0.8%
Wireless Telecommunication Services		86,779	0.8%
Other**		1,697,165	15.0%
Total		$11,309,423	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	October 31, 2010
(unaudited)

GEM Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2010:
	Value	% of Net Assets
Argentina	$115,896	1.0%
Brazil	1,637,097	14.5%
China	1,734,812	15.4%
Hong Kong	682,696	6.0%
India	992,017	8.8%
Indonesia	916,240	8.1%
Luxembourg	61,773	0.5%
Malaysia	89,630	0.8%
Poland	343,981	3.0%
Russia	828,966	7.3%
South Africa	804,126	7.1%
South Korea	780,794	6.9%
Taiwan	130,549	1.2%
Thailand	214,416	1.9%
Turkey	279,265	2.5%
Other**	1,697,165	15.0%

Total	$11,309,423	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2010
(unaudited)

	Shares or Principal Amount	Value
Common Stocks (93.5%)
Ajisen China Holdings Ltd. (Hotels, Restaurants & Leisure)	135,000	$242,794
AmorePacific Corp. (Personal Products)	293	270,838
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)	2,459	270,515
Belle International Holdings Ltd. (Specialty Retail)	104,000	187,847
Big C Supercenter Public Co. Ltd. (Food & Staples Retailing)	53,400	112,327
BYD Co. Ltd., H Shares (Automobiles)	22,500	137,160
Cebu Air, Inc.* (Airlines)	15,610	45,186
China Agri-Industries Holdings Ltd. (Food Products)	397,000	577,753
China Resources Enterprise Ltd. (Food & Staples Retailing)	44,000	185,911
China Yurun Food Group Ltd. (Food Products)	73,000	283,957
Ctrip.com International Ltd. - ADR* (Hotels, Restaurants & Leisure)	4,941	257,278
Dr. Reddy's Laboratories Ltd. (Pharmaceuticals)	4,173	155,910
Fufeng Group Ltd. (Chemicals)	122,000	108,448
Genting Berhad (Hotels, Restaurants & Leisure)	28,400	95,336
Godrej Consumer Products Ltd. (Personal Products)	31,297	295,884
Golden Eagle Retail Group Ltd. (Multiline Retail)	87,000	231,222
Haitian International Holdings Ltd. (Machinery)	108,000	109,937
Hengan International Group Co. Ltd. (Personal Products)	10,500	98,890
Home Product Center Public Co. Ltd. (Specialty Retail)	493,500	159,008
Indofood Agri Resources Ltd.* (Food Products)	48,000	96,445
Infosys Technologies Ltd. (IT Services)	2,246	150,257
ITC Ltd. (Tobacco)	29,792	114,822
JA Solar Holdings Co. Ltd. - ADR* (Semiconductors & Semiconductor Equipment)	22,007	183,758
Kasikornbank Public Co. Ltd. (Commercial Banks)	26,500	103,523
L'Occitane International SA* (Specialty Retail)	135,000	397,110
LG Chem Ltd. (Chemicals)	2,125	655,386
LG Household & Health Care Ltd. (Household Products)	765	254,977
Lupin Ltd. (Pharmaceuticals)	38,484	379,728
Mahindra & Mahindra Ltd. (Automobiles)	21,144	349,243
MakeMyTrip Ltd.* (Internet & Catalog Retail)	1,609	58,165
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)	2,698	289,684
OCI Co. Ltd. (Chemicals)	1,279	376,277
PT Astra International Tbk (Automobiles)	16,000	102,071
PT Bank Central Asia Tbk (Commercial Banks)	176,500	138,276
PT Kalbe Farma Tbk (Pharmaceuticals)	470,000	140,711
PT Unilever Indonesia Tbk (Household Products)	52,000	101,556
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	62,000	139,502
Sparkle Roll Group Ltd. (Distributors)	808,000	154,282
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	8,000	137,066
Tata Motors Ltd. (Machinery)	10,847	283,018
Tencent Holdings Ltd. (Internet Software & Services)	16,000	366,404
The Siam Cement Public Co. Ltd. (Construction Materials)	8,600	90,738
The United Laboratories International Holdings Ltd. (Pharmaceuticals)	64,000	121,378
UTV Software Communications Ltd.* (Media)	8,466	109,856
Want Want China Holdings Ltd. (Food Products)	206,000	190,027
	5,131	103,749

TOTAL COMMON STOCKS (Cost $9,277,063)		9,414,210

Cash Equivalent (11.5%)
Citibank Money Market Deposit Account, 0.05%	$1,157,808	1,157,808

TOTAL CASH EQUIVALENT (Cost $1,157,808)		1,157,808

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2010
(unaudited)

TOTAL INVESTMENTS (Cost $10,434,871) — 105.0%		10,572,018

Net other assets (liabilities) — (5.0)%		(505,118)

NET ASSETS — 100.0%		$10,066,900

*	Non-income producing security
ADR	American Depositary Receipt

Asia Great Consumer Fund invested in the following industries as of October 31, 2010:
	Value	% of Net Assets
Airlines	$45,186	0.5%
Automobiles	588,474	5.9%
Chemicals	1,140,111	11.3%
Commercial Banks	241,799	2.4%
Construction Materials	90,738	0.9%
Distributors	154,282	1.5%
Diversified Consumer Services	289,684	2.9%
Food & Staples Retailing	298,238	2.9%
Food Products	1,251,931	12.4%
Hotels, Restaurants & Leisure	734,910	7.3%
Household Products	356,533	3.5%
IT Services	150,257	1.5%
Internet & Catalog Retail	58,165	0.6%
Internet Software & Services	636,919	6.3%
Machinery	392,955	3.9%
Media	109,856	1.1%
Multiline Retail	231,222	2.3%
Personal Products	665,612	6.6%
Pharmaceuticals	797,727	8.0%
Real Estate Management & Development	137,066	1.4%
Semiconductors & Semiconductor Equipment	183,758	1.8%
Specialty Retail	743,965	7.4%
Tobacco	114,822	1.1%
Other**	652,690	6.5%
Total	$10,066,900	100.0%

Asia Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2010:
	Value	% of Net Assets
China	$2,765,375	27.5%
Hong Kong	1,612,187	16.0%
India	1,896,883	18.9%
Indonesia	482,614	4.8%
Luxembourg	397,110	3.9%
Malaysia	95,336	0.9%
Philippines	45,186	0.5%
Singapore	96,445	1.0%
South Korea	1,557,478	15.4%
Thailand	465,596	4.6%
Other**	652,690	6.5%

Total	$10,066,900	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS

Statements of Assets and Liabilities

October 31, 2010

(unaudited)

	GEM Sector Leader Fund	Asia Sector Leader Fund		China Sector Leader Fund
Assets:
Investments, at value (Cost $11,193,493, $10,087,965 and $8,008,313)	$11,513,777	$10,206,633		$8,622,594
Foreign currency, at value (Cost $93,080, $365,850 and $—)	93,233	366,261		—
Dividend income	2,118	931		19
Receivable for investments sold	10,416	17,360		48,930
Receivable from Advisor	19,396	19,523		18,156
Prepaid deferred offering costs	38,008	38,008		38,008
Total Assets	11,676,948	10,648,716		8,727,707
Liabilities:
Payable for investments purchased	764,740	775,737		425,013
Accrued expenses:
Administration	1,693	1,688		1,684
Distribution	623	611		635
Fund accounting	765	944		948
Transfer agent	5,316	5,190		5,188
Custodian	1,656	1,115		622
Compliance services	1,474	1,454		1,435
Trustee	1,860	1,835		1,811
Offering costs	38,008	38,008		38,008
Other	8,636	8,512		8,385
Total Liabilities	824,771	835,094		483,729
Net Assets	$10,852,177	$9,813,622		$8,243,978
Net Assets consist of:
Capital	$10,466,681	$9,666,680		$7,616,681
Accumulated net investment income (loss)	(1,718)	(9,465)		(12,877)
Accumulated net realized gains (losses) on investments and foreign currency transactions	67,347	38,183		26,145
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	319,867	118,224		614,029
Net Assets	$10,852,177	$9,813,622		$8,243,978
Net Assets:
Class A	$530,754	$514,431		$550,239
Class C	530,373	514,062		549,844
Class I	9,791,050	8,785,129		7,143,895
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	50,556	50,556		50,556
Class C	50,556	50,556		50,556
Class I	931,613	861,726		656,147
Net Asset Value (redemption price per share):
Class A	$10.50	$10.18		$10.88
Class C	$10.49	$10.17		$10.88
Class I	$10.51	$10.19	(a)	$10.89
Maximum Sales Charge:
Class A	5.75%	5.75%		5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$11.14	$10.80		$11.54

(a)  The NAV shown above differs from the traded NAV on October 31, 2010 due to financial statement rounding.

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS

Statements of Assets and Liabilities

October 31, 2010

(unaudited)

	Brazil Sector Leader Fund	GEM Great Consumer Fund	Asia Great Consumer Fund
Assets:
Investments, at value (Cost $7,610,633, $10,532,174 and $10,434,871)	$8,050,222	$11,011,550	$10,572,018
Foreign currency, at value (Cost $33,528, $138,552 and $195,698)	33,528	139,038	196,262
Dividend income	10,063	373	702
Receivable for investments sold	—	—	135,440
Receivable for capital shares issued	—	1,200,000	—
Receivable from Advisor	19,932	15,586	15,744
Prepaid deferred offering costs	38,008	38,008	38,008
Total Assets	8,151,753	12,404,555	10,958,174
Liabilities:
Payable for investments purchased	—	1,038,491	836,070
Payable for foreign taxes	—	1,197	711
Accrued expenses:
Administration	1,689	1,683	1,655
Distribution	639	—	—
Fund accounting	971	965	932
Transfer agent	5,190	1,860	1,844
Custodian	908	1,100	1,006
Compliance services	1,456	1,434	1,313
Trustee	1,837	1,810	1,657
Offering costs	38,008	38,008	38,008
Other	8,420	8,584	8,078
Total Liabilities	59,118	1,095,132	891,274
Net Assets	$8,092,635	$11,309,423	$10,066,900
Net Assets consist of:
Capital	$7,626,680	$10,906,681	$9,966,679
Accumulated net investment income (loss)	945	(13,245)	(7,739)
Accumulated net realized gains (losses) on investments and foreign currency transactions	25,421	(62,392)	(28,914)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	439,589	478,379	136,874
Net Assets	$8,092,635	$11,309,423	$10,066,900
Net Assets:
Class A	$538,920	$—	$—
Class C	538,532	—	—
Class I	7,015,183	11,309,423	10,066,900
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	50,556	—	—
Class C	50,556	—	—
Class I	657,754	1,074,063	993,771
Net Asset Value (redemption price per share):
Class A	$10.66	$—	$—
Class C	$10.65	$—	$—
Class I	$10.67	$10.53	$10.13
Maximum Sales Charge:
Class A	5.75%	N/A	N/A
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$11.31	$—	$—

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS

Statements of Operations

For the period ended October 31, 2010(a)

(unaudited)

	GEM Sector Leader Fund	Asia Sector Leader Fund	China Sector Leader Fund
Investment Income:
Dividend income	$11,423	$2,819	$41
Foreign tax withholding	(147)	(98)	—
Total Investment Income	11,276	2,721	41
Expenses:
Advisory fees	8,007	7,391	8,629
Administration fees	7,228	7,229	7,231
Distribution fees Class A	125	122	127
Distribution fees Class C	499	489	508
Fund accounting fees	3,155	3,429	3,444
Transfer agent fees	477	298	299
Class A	1,664	1,664	1,664
Class C	1,664	1,664	1,664
Class I	1,664	1,664	1,664
Custodian fees	2,434	1,666	945
Compliance service fees	2,166	2,173	2,181
Trustee fees	2,733	2,742	2,752
Legal and audit fees	5,414	5,434	5,453
Deferred offering fees	4,417	4,417	4,417
Other fees	3,167	3,135	3,141
Total Gross Expenses before fee reductions	44,814	43,517	44,119
Waivers and/or reimbursements from the Advisor	(31,820)	(31,331)	(31,201)
Total Net Expenses	12,994	12,186	12,918
Net Investment Income (Loss)	(1,718)	(9,465)	(12,877)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments and foreign currency transactions	67,347	38,183	26,145
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	319,867	118,224	614,029
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	387,214	156,407	640,174
Change in Net Assets Resulting From Operations	$385,496	$146,942	$627,297

(a)  The Funds’ commencement of operations was September 24, 2010.

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS

Statements of Operations

For the period ended October 31, 2010(a)

(unaudited)

	Brazil Sector Leader Fund	GEM Great Consumer Fund	Asia Great Consumer Fund
Investment Income:
Dividend income	$12,938	$1,085	$3,427
Foreign tax withholding	(439)	(125)	(195)
Total Investment Income	12,499	960	3,232
Expenses:
Advisory fees	7,246	7,931	6,981
Administration fees	7,230	7,229	7,191
Distribution fees Class A	128	—	—
Distribution fees Class C	511	—	—
Fund accounting fees	3,469	3,468	3,425
Transfer agent fees	298	297	276
Class A	1,664	—	—
Class C	1,664	—	—
Class I	1,664	1,664	1,664
Custodian fees	1,358	1,666	1,544
Compliance service fees	2,176	2,173	2,014
Trustee fees	2,746	2,742	2,541
Legal and audit fees	5,440	5,432	5,035
Interest fees	—	1,984	—
Deferred offering fees	4,417	4,417	4,417
Other fees	3,138	3,136	3,025
Total Gross Expenses before fee reductions	43,149	42,139	38,113
Waivers and/or reimbursements from the Advisor	(31,595)	(27,934)	(27,142)
Total Net Expenses	11,554	14,205	10,971
Net Investment Income (Loss)	945	(13,245)	(7,739)
Realized and Unrealized Gains (Losses) On Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments and foreign currency transactions	25,421	(62,392)	(28,914)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	439,589	478,379	136,874
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	465,010	415,987	107,960
Change in Net Assets Resulting From Operations	$465,955	$402,742	$100,221

(a)  The Funds’ commencement of operations was September 24, 2010.

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS

Statements of Changes in Net Assets

	GEM Sector Leader Fund	Asia Sector Leader Fund	China Sector Leader Fund
	For the period Sep. 24, 2010(a) through	For the period Sep. 24, 2010(a) through	For the period Sep. 24, 2010(a) through
	Oct. 31, 2010 (unaudited)	Oct. 31, 2010 (unaudited)	Oct. 31, 2010 (unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(1,718)	$(9,465)	$(12,877)
Net realized gains (losses) on investments and foreign currency transactions	67,347	38,183	26,145
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	319,867	118,224	614,029
Change in net assets resulting from operations	385,496	146,942	627,297
Change in net assets from capital transactions	10,450,001	9,650,000	7,600,001
Change in net assets	10,835,497	9,796,942	8,227,298
Net Assets:
Beginning of period	16,680	16,680	16,680
End of period	$10,852,177	$9,813,622	$8,243,978
Accumulated net investment income (loss)	$(1,718)	$(9,465)	$(12,877)
Capital Transactions:
Class A
Proceeds from shares issued	$500,000	$500,000	$500,000
Class C
Proceeds from shares issued	500,000	500,000	500,000
Class I
Proceeds from shares issued	9,450,001	8,650,000	6,600,001
Change in net assets from capital transactions	$10,450,001	$9,650,000	$7,600,001
Share Transactions:
Class A
Issued	50,000	50,000	50,000
Class C
Issued	50,000	50,000	50,000
Class I
Issued	931,057	861,170	655,591
Change in shares	1,031,057	961,170	755,591

(a)  Commencement of operations

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS

Statements of Changes in Net Assets

	Brazil Sector Leader Fund	GEM Great Consumer Fund	Asia Great Consumer Fund
	For the period Sep. 24, 2010(a) through	For the period Sep. 24, 2010(a) through	For the period Sep. 24, 2010(a) through
	Oct. 31, 2010 (unaudited)	Oct. 31, 2010 (unaudited)	Oct. 31, 2010 (unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$945	$(13,245)	$(7,739)
Net realized gains (losses) on investments and foreign currency transactions	25,421	(62,392)	(28,914)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	439,589	478,379	136,874
Change in net assets resulting from operations	465,955	402,742	100,221
Change in net assets from capital transactions	7,610,000	10,890,001	9,949,999
Change in net assets	8,075,955	11,292,743	10,050,220
Net Assets:
Beginning of period	16,680	16,680	16,680
End of period	$8,092,635	$11,309,423	$10,066,900
Accumulated net investment income (loss)	$945	$(13,245)	$(7,739)
Capital Transactions:
Class A
Proceeds from shares issued	$500,000	$—	$—
Class C
Proceeds from shares issued	500,000	—	—
Class I
Proceeds from shares issued	6,610,000	10,890,001	9,949,999
Change in net assets from capital transactions	$7,610,000	$10,890,001	$9,949,999
Share Transactions:
Class A
Issued	50,000	—	—
Class C
Issued	50,000	—	—
Class I
Issued	657,198	1,072,395	992,103
Change in shares	757,198	1,072,395	992,103

(a)  Commencement of operations

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS

Financial Highlights FOR THE PERIOD INDICATED (unaudited)

Selected data for a share of beneficial interest outstanding throughout the period indicated.

		Investment Activities					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return (excludes sales charge)	Ratio of Net Expenses to Average Net Assets(a)	Ratio of Net Investment Income (Loss) to Average Net Assets(a)	Ratio of Gross Expenses to Average Net Assets(a)	Net Assets at End of Period (000's)	Portfolio Turnover(b)
GEM Sector Leader Fund
Class A
September 24, 2010(c) through October 31, 2010	$10.00	— (d)	0.50	0.50	$10.50	5.00%(e)	1.85%	(0.22)%	9.28%	$531	18%(e)
Class C
September 24, 2010(c) through October 31, 2010	$10.00	(0.01)	0.50	0.49	$10.49	4.90%(e)	2.60%	(0.97)%	10.02%	$530	18%(e)
Class I
September 24, 2010(c) through October 31, 2010	$10.00	— (d)	0.51	0.51	$10.51	5.10%(e)	1.60%	(0.17)%	5.22%	$9,791	18%(e)
Asia Sector Leader Fund
Class A
September 24, 2010(c) through October 31, 2010	$10.00	(0.01)	0.19	0.18	$10.18	1.80%(e)	1.80%	(1.39)%	9.32%	$514	15%(e)
Class C
September 24, 2010(c) through October 31, 2010	$10.00	(0.02)	0.19	0.17	$10.17	1.70%(e)	2.55%	(2.14)%	10.07%	$514	15%(e)
Class I
September 24, 2010(c) through October 31, 2010	$10.00	(0.01)	0.20	0.19	$10.19	1.90%(e)	1.55%	(1.19)%	5.24%	$8,785	15%(e)
China Sector Leader Fund
Class A
September 24, 2010(c) through October 31, 2010	$10.00	(0.02)	0.90	0.88	$10.88	8.80%(e)	1.95%	(1.94)%	9.35%	$550	62%(e)
Class C
September 24, 2010(c) through October 31, 2010	$10.00	(0.03)	0.91	0.88	$10.88	8.80%(e)	2.70%	(2.69)%	10.10%	$550	62%(e)
Class I
September 24, 2010(c) through October 31, 2010	$10.00	(0.02)	0.91	0.89	$10.89	8.90%(e)	1.70%	(1.70)%	5.51%	$7,144	62%(e)
Brazil Sector Leader Fund
Class A
September 24, 2010(c) through October 31, 2010	$10.00	— (d)	0.66	0.66	$10.66	6.60%(e)	1.75%	0.01%	9.14%	$539	18%(e)
Class C
September 24, 2010(c) through October 31, 2010	$10.00	(0.01)	0.66	0.65	$10.65	6.50%(e)	2.50%	(0.74)%	9.89%	$539	18%(e)
Class I
September 24, 2010(c) through October 31, 2010	$10.00	— (d)	0.67	0.67	$10.67	6.70%(e)	1.50%	0.21%	5.35%	$7,015	18%(e)
GEM Great Consumer Fund
Class I
September 24, 2010(c) through October 31, 2010	$10.00	(0.01)	0.54	0.53	$10.53	5.30%(e)	1.86%	(1.73)%	5.52%	$11,309	11%(e)
Asia Great Consumer Fund
Class I
September 24, 2010(c) through October 31, 2010	$10.00	(0.01)	0.14	0.13	$10.13	1.30%(e)	1.55%	(1.09)%	5.38%	$10,067	15%(e)

(a)

Annualized for periods less than one year.

(b)

Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

Commencement of operations

(d)

Amount is less than $0.005.

(e)

Not annualized for periods less than one year.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds

Notes to Financial Statements

October 31, 2010

(unaudited)

1.

Organization

Mirae Asset Discovery Funds (the “Trust”) was organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). Currently, the Trust consists of the following six series: Global Emerging Markets Sector Leader Fund (“GEM Sector Leader Fund”), Asia Sector Leader Fund, China Sector Leader Fund, Brazil Sector Leader Fund, Global Emerging Markets Great Consumer Fund (“GEM Great Consumer Fund”) and the Asia Great Consumer Fund.  Each may be referred to individually as a “Fund” and collectively as the “Funds.”

The GEM Sector Leader Fund, Asia Sector Leader Fund, GEM Great Consumer Fund and Asia Great Consumer Fund are each classified as diversified under the 1940 Act. The China Sector Leader Fund and the Brazil Sector Leader Fund are each classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of Shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.

2.

Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through the date these financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Organization and Offering Expenses

All costs incurred by the Trust in connection with the organization of the Trust were paid by Mirae Asset Global Investments (USA) LLC (the “Advisor”). The organization costs are not subject to recoupment by the Advisor in subsequent fiscal periods.

Costs incurred in connection with the offering and initial registration of the Trust have been deferred and will be amortized on a straight-line basis during the first twelve months of operations.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise “fair value” will be determined in accordance with fair value procedures approved by the Board of Trustees (the “Board”).

Mirae Asset Discovery Funds

Notes to Financial Statements

October 31, 2010

(unaudited)

Equity securities listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price on the relevant exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts (“ADRs”).  For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs are an alternative to purchasing the underlying securities in their national markets and currencies.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers such as foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which a Fund’s Investment Manager determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value. Each Fund’s Investment Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by Mirae Asset USA’s Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Funds use fair value pricing to seek to ensure that each Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•

Level 1—quoted prices in active markets for identical assets

•

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Mirae Asset Discovery Funds

Notes to Financial Statements

October 31, 2010

(unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.  For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost.  Generally, amortized cost approximates the current fair value of a security, but since the valuations is not obtained from a quoted price in an active market, such securities are reflected a Level 2.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Certificates of Deposit, Time Deposits and Repurchase Agreements are all generally categorized as a Level 2 security in the fair value hierarchy.

A summary of the valuations as of October 31, 2010, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
GEM Sector Leader Fund
Common Stocks	$9,780,694	$-	$-	$9,780,694
Rights	1,194	-	-	1,194
Cash Equivalent	-	1,731,889	-	1,731,889
Total Investments	$9,781,888	$1,731,889	$-	$11,513,777
Asia Sector Leader Fund
Common Stocks	$9,543,579	$-	$-	$9,543,579
Rights	1,931	-	-	1,931
Cash Equivalent	-	661,123	-	661,123
Total Investments	$9,545,510	$661,123	$-	$10,206,633
China Sector Leader Fund
Common Stocks	$8,059,156	$-	$-	$8,059,156
Cash Equivalent	-	563,438	-	563,438
Total Investments	$8,059,156	$563,438	$-	$8,622,594
Brazil Sector Leader Fund
Common Stocks	$7,604,345	$-	$-	$7,604,345
Cash Equivalent	-	445,877	-	445,877
Total Investments	$7,604,345	$445,877	$-	$8,050,222
GEM Great Consumer Fund
Common Stocks	$9,612,258	$-	$-	$9,612,258
Cash Equivalent	-	1,399,292	-	1,399,292
Total Investments	$9,612,258	$1,399,292	$-	$11,011,550
Asia Great Consumer Fund
Common Stocks	$9,414,210	$-	$-	$9,414,210
Cash Equivalent	-	1,157,808	-	1,157,808
Total Investments	$9,414,210	$1,157,808	$-	$10,572,018

Mirae Asset Discovery Funds

Notes to Financial Statements

October 31, 2010

(unaudited)

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures - Overall”.  The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions.  In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s).  Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis.  The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Mirae Asset Discovery Funds

Notes to Financial Statements

October 31, 2010

(unaudited)

Redemption Fee

A redemption fee of 2.00% is charged and recorded as capital for any shares redeemed after being held for less than 60 days. This fee does not apply to shares that were acquired through reinvestment of dividends or distributions. For the period ended October 31, 2010, there were no redemption fees collected by the Funds.

Federal Income Taxes

 Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.  A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders.  Each Fund intends to make timely distributions in order to avoid tax liability.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

3.

Transactions with Affiliates and other Servicing Arrangements

The Trust, on behalf of each Fund, has entered into an Investment Management Agreement with the Advisor.  Under this agreement, the GEM Sector Leader Fund, Asia Sector Leader Fund, China Sector Leader Fund, Brazil Sector Leader Fund, GEM Great Consumer Fund and Asia Great Consumer Fund each pay the Advisor a fee at an annualized rate of 1.05%, 1.00%, 1.20%, 1.00%, 1.05% and 1.00% of the average daily net assets of each respective Fund.

The Advisor, with respect to each Fund, has entered into a sub-management agreement with the sub-managers to manage all or a portion of the investments of each Fund as set forth below:

GEM Sector Leader Fund	Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”)

Mirae Asset Global Investimentos (Brasil)
Gestão de Recursos Ltda. (“Mirae Asset Brazil”)
Asia Sector Leader Fund	Mirae Asset Hong Kong
China Sector Leader Fund	Mirae Asset Hong Kong
Brazil Sector Leader Fund	Mirae Asset Brazil
GEM Great Consumer Fund	Mirae Asset Hong Kong
Asia Great Consumer Fund	Mirae Asset Hong Kong

The Advisor has contractually agreed to waive advisory expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) through October 31, 2011 as follows:

GEM Sector Leader Fund Class A	1.85%
GEM Sector Leader Fund Class C	2.60%
GEM Sector Leader Fund Class I	1.60%

Asia Sector Leader Fund Class A	1.80%
Asia Sector Leader Fund Class C	2.55%
Asia Sector Leader Fund Class I	1.55%

Mirae Asset Discovery Funds

Notes to Financial Statements

October 31, 2010

(unaudited)

China Sector Leader Fund Class A	1.95%
China Sector Leader Fund Class C	2.70%
China Sector Leader Fund Class I	1.70%

Brazil Sector Leader Fund Class A	1.75%
Brazil Sector Leader Fund Class C	2.50%
Brazil Sector Leader Fund Class I	1.50%

GEM Great Consumer Fund Class A	1.85%
GEM Great Consumer Fund Class C	2.60%
GEM Great Consumer Fund Class I	1.60%

Asia Great Consumer Fund Class A	1.80%
Asia Great Consumer Fund Class C	2.55%
Asia Great Consumer Fund Class I	1.55%

Additionally, the Funds have entered into an agreement with the Advisor whereby the Funds have agreed to repay amounts waived or reimbursed by the Advisor for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Trust’s Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2010, the repayments that may potentially be made by the Funds are as follows:

Expires 10/31/14
GEM Sector Leader Fund	$31,820
Asia Sector Leader Fund	31,331
China Sector Leader Fund	31,201
Brazil Sector Leader Fund	31,595
GEM Great Consumer Fund	27,934
Asia Great Consumer Fund	27,142

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., serves as the Trust’s administrator, transfer agent and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Funds. Citi will also receive fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held. The Funds have an uncommitted $5,000,000 demand line of credit facility with Citibank, N.A.; borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. There were no borrowings under this facility during the period ended October 31, 2010.

Funds Distributor, LLC (the “Distributor”) serves as the distributor of the Trust and each Fund with respect to Class A and Class C Shares. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 25% of the fee for shareholder servicing of Class C Shares and up to 75% of the fee may be used for distribution of Class C Shares. The Distributor did not receive any commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2010.

Under a Fund Compliance and AML Services Agreement with the Trust, Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer as well as certain additional compliance support functions. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance services fees.”

Mirae Asset Discovery Funds

Notes to Financial Statements

October 31, 2010

(unaudited)

Certain officers and trustees of the Funds are officers of the Advisor or Citi and receive no compensation from the Funds for such services.

4.

Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2010 were as follows:

	Purchases	Sales
GEM Sector Leader Fund	$10,739,462	$1,379,752
Asia Sector Leader Fund	10,501,950	1,126,634
China Sector Leader Fund	11,809,711	4,391,481
Brazil Sector Leader Fund	8,317,870	1,285,924
GEM Great Consumer Fund	10,034,334	799,033
Asia Great Consumer Fund	10,271,562	975,234

5.

Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

6.

Federal Income Tax Information

At October 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GEM Sector Leader Fund	$11,193,912	$394,686	$(74,821)	$319,865
Asia Sector Leader Fund	10,090,139	257,416	(140,922)	116,494
China Sector Leader Fund	8,019,515	687,547	(84,468)	603,079
Brazil Sector Leader Fund	7,610,633	495,427	(55,838)	439,589
GEM Great Consumer Fund	10,544,287	561,665	(94,402)	467,263
Asia Great Consumer Fund	10,447,014	266,587	(141,583)	125,004

Mirae Asset Discovery Funds

Board Approval of Investment Advisory Agreements

(unaudited)

At the July 8-9, 2010 organizational meeting of the Board of Trustees of Mirae Asset Discovery Funds (the “Trust”), the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered approval of the proposed agreements listed below:

Agreement	By and Between		On Behalf of
Investment Management Agreement*	Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”)**	Trust	Each series of the Trust†
Sub-Investment Management Agreement*	Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”)**	Mirae Asset USA	Global Emerging Markets Sector Leader Fund (“GEM Sector Leader Fund”)†
Asia Sector Leader Fund†
China Sector Leader Fund†
Global Emerging Markets Great Consumer Fund (“GEM Great Consumer Fund”)†
Asia Great Consumer Fund†
	Mirae Asset Global Investments (Brasil) Gestão de Recursos Ltd. (“Mirae Asset Brazil”)**	Mirae Asset USA	GEM Sector Leader Fund†
Brazil Sector Leader Fund†

*   The Investment Management Agreement and Sub-Investment Management Agreements are collectively referred to as the “Management Agreements.”

**  Mirae Asset Hong Kong and Mirae Asset Brazil are together referred to as the “Sub-Managers.” Mirae Asset USA and the Sub-Managers are referred to herein as the “Manager.”

†    Each series of the Trust is individually referred to as a “Fund” and are collectively referred to as the “Funds.”

In determining whether to approve the Management Agreements, the Trustees evaluated the following information provided by the Manager.

Nature, Extent and Quality of Services

The Board discussed the Manager’s personnel, operations and financial condition.  In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services to be provided by the Manager under the proposed Management Agreements.  The Board considered the quality of the investment research capabilities of the Manager and other resources dedicated to performing services for the Fund.  The Board also considered information regarding the experience and professional background of the portfolio managers at the Manager and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability of the Manager’s senior management and staff; the quality of the Manager’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Manager.  The Board discussed the adequacy of the resources and quality of services provided by the Manager under the applicable Management Agreements.  The Board received a report of the Manager’s summary of its financial condition.  The Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Funds under the Management Agreements.

Costs of Services and Profitability

The Board discussed the Manager’s estimated costs of services, including the fact that each Sub-Manager pays the costs of all necessary investment and management facilities, including clerical and other personnel, and provides administrative facilities necessary for the efficient conduct of its services.  The Board considered the Manager’s resources devoted to each Fund, as well as the assessment of estimated costs and profitability provided by the Manager.

Mirae Asset Discovery Funds

Board Approval of Investment Advisory Agreements

(unaudited)

Compensation

In considering approval of the Management Agreements, the Board received industry data, including a comparison of each Fund’s proposed advisory fees and projected net expense ratios for its first year of operations to the median advisory fees and median net expense ratios of each Fund’s peer group.  The Board also considered Mirae Asset USA’s commitment to maintaining the Funds’ net expense levels as stated in a contractual fee waiver and expense reimbursement agreement with the Trust.  The Board noted that while Mirae Asset USA’s gross advisory fee for each of GEM Great Consumer Fund and GEM Sector Leader Fund was slightly higher than the median gross advisory fee for its peer group, the net management fee (the total of the net advisory and administration fees) of each such Fund was lower than the applicable peer group’s median net management fee.  Each of the other Funds’ gross advisory fee and net management fee were equal to or below the median gross advisory fee and median net management fee of its peer group.  The Board also considered each Fund’s net total expense ratio, noting that the projected net total expense ratio of each Fund (except China Sector Leader Fund and Brazil Sector Leader Fund) was slightly higher than the median net total expense ratio for its peer group.  The Board noted that net total expense ratio for each of China Sector Leader Fund and Brazil Sector Leader Fund  was slightly less than median net total expense ratio of its peer group.  The Board recognized the challenges in comparing the expense ratios of the Funds, which are expected to be smaller in asset-size, with the expense ratios of the larger peer group funds due to the impact of fixed fees on the Funds’ expense ratios.

Economies of Scale

The Board then considered whether the Funds would benefit from any economies of scale, noting that if the Funds experience extraordinary growth of assets in the future, it would reconsider recommending imposition of advisory fee breakpoints.

Other Benefits

The Board noted that the Manager said it does not expect to receive significant ancillary benefits as a result of its relationship with the Trust and that transactions effected through its affiliated broker would be reported to the Board.

Conclusion

The Board, including all of the Independent Trustees, unanimously approved (i) the Investment Management Agreement between Mirae Asset USA and the Trust, on behalf of each Fund; (ii) the Sub-Management Agreement between Mirae Asset USA and Mirae Asset Hong Kong, with respect to GEM Sector Leader Fund, Asia Sector Leader Fund, China Sector Leader Fund, GEM Great Consumer Fund and Asia Great Consumer Fund; and (iii) the Sub-Management Agreement between Mirae Asset USA and Mirae Asset Brazil, with respect to GEM Sector Leader Fund and Brazil Sector Leader Fund,  The Board concluded that the terms of the Management Agreements were fair and reasonable with respect to the services that Mirae Asset USA and each Sub-Manager will provide to each Fund and in light of the other factors described above that the Board deemed relevant.  The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

Mirae Asset Discovery Funds

To Make Investments

Regular Mail:	Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered	Mirae Asset Discovery Funds
or Certified Mail:	3435 Stelzer Road
Columbus, Ohio 43219

Phone Number:	1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the “Trust”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.

The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

10/10

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)   Not applicable.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)

Not applicable - only for annual reports.

(a)(2)

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Mirae Asset Discovery Funds

By (Signature and Title)* /s/ Joel Engle

Joel Engle, Treasurer and Principal Financial Officer

Date        January  5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Hun Jun Jang

Hun Jun Jang, President and Principal Executive Officer

Date        January 5, 2011

By (Signature and Title)* /s/ Joel Engle

Joel Engle, Treasurer and Principal Financial Officer

Date        January 5, 2011

* Print the name and title of each signing officer under his or her signature.